USCF ETF TRUST

USCF SUMMERHAVEN SHPEI INDEX FUND (BUY)

USCF SUMMERHAVEN SHPEN INDEX FUND (BUYN)

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (SDCI)

Supplement dated April 2, 2020

to the Prospectus and Statement of Additional Information (“SAI”) of

USCF SummerHaven SHPEI Index Fund (“BUY”),

USCF SummerHaven SHPEN Index Fund (“BUYN”), and

USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund (“SDCI”),

dated October 30, 2019

* Principal U.S. Listing Exchange: NYSE Arca, Inc.

This Supplement provides new and additional information beyond that contained in the Prospectus and Statement of Additional Information and should be read in conjunction with the Prospectus and Statement of Additional Information.

New Service Provider

The Board of Trustees of the Trust has approved the retention of a new service provider for the Trust. Effective April 1, 2020, The Bank of New York Mellon (“BNY Mellon”) will serve as the Trust’s administrator, custodian, and transfer agent. In connection with the retention of BNY Mellon, the Trust and Brown Brothers Harriman and Co. (“BBH”), have agreed to terminate the agreements under which BBH has served as the Trust’s administrator, custodian, transfer agent, and securities lending agent (the “BBH Agreements”). The BBH Agreements are scheduled to terminate effective March 31, 2020, with the exception of the administration agreement, which will terminate on May 31, 2020 to allow for certain reporting and other services to continue in connection with the transition of services to BNY Mellon.

The header “Fund Administrator, Custodian, Transfer Agent, and Securities Lending Agent” in each Prospectus of BUY, BUYN and SDCI (collectively, the “Funds,” and each, a “Fund”) is hereby deleted and replaced with “Fund Administrator, Custodian, and Transfer Agent” and the information under such header is hereby deleted and replaced with the following:

BNY Mellon, located at 240 Greenwich Street, New York, New York 10286, serves as the Fund’s administrator, custodian, and transfer agent.

Under a fund administration and accounting agreement (the “Administration Agreement”), BNY Mellon serves as administrator for the Fund and provides necessary valuation and computation accounting services, financial reporting services, tax services, fund administration services, and regulatory administration services for the Fund.

BNY Mellon assists with the overall administration of the Fund, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance and books and records of the Fund.

Further, the first five paragraphs under the header “Administrator, Custodian, and Transfer Agent” in the SAI of BUY and BUYN are hereby deleted and replaced with the following:

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), BNY Mellon serves as Administrator for the Fund. BNY Mellon’s principal address is 240 Greenwich Street, New York, New York 10286. Under the Administration Agreement, BNY Mellon provides necessary valuation and computation accounting services, financial reporting services, tax services, fund administration services, and regulatory administration services for the Trust and the Funds.

BNY Mellon assists with the overall administration of the Trust and the Funds, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Funds with applicable laws and regulations and arranging for the maintenance of books and records of the Funds.

BNY Mellon serves as custodian of the Funds’ assets. BNY Mellon has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; and (3) make periodic reports to the Funds concerning the Funds’ operations. BNY Mellon does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for the Funds. BNY Mellon has agreed, among other duties, to (1) issue and redeem shares of the Funds; (2) make dividend and other distributions to shareholders of the Funds; (3) maintain shareholder accounts; (4) maintain certain books and records relating to, among other things, the issuance and redemption of fund shares, dividend records, and year-end tax statements and forms; and (5) make periodic reports to the Funds.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees, and asset based fees, which are accrued daily and paid monthly by the Trust. As of the date of this Supplement, BNY has not received any compensation for its roles as administrator, custodian, and transfer agent.

Further, the first five paragraphs under the header “Administrator, Custodian, and Transfer Agent” in the SAI of SDCI are hereby deleted and replaced with the following:

Under the Fund Administration and Accounting Agreement (the “Administration Agreement”), BNY Mellon serves as Administrator for the Fund. BNY Mellon’s principal address is 240 Greenwich Street, New York, New York 10286. Under the Administration Agreement, BNY Mellon provides necessary valuation and computation accounting services, financial reporting services, tax services, fund administration services, and regulatory administration services for the Trust and the Fund.

BNY Mellon assists with the overall administration of the Trust and the Fund, including, among other responsibilities, assisting in the preparation and filing of documents required for compliance by the Fund with applicable laws and regulations and arranging for the maintenance of books and records of the Fund.

BNY Mellon serves as custodian of the Fund’s assets. BNY Mellon has agreed to (1) make receipts and disbursements of money on behalf of the Fund; (2) collect and receive all income and other payments and distributions on account of the Fund’s portfolio investments; and (3) make periodic reports to the Fund concerning the Fund’s operations. BNY Mellon does not exercise any supervisory function over the purchase and sale of securities.

BNY Mellon serves as transfer agent and dividend paying agent for the Fund. BNY Mellon has agreed, among other duties, to (1) issue and redeem shares of the Fund; (2) make dividend and other distributions to shareholders of the Fund; (3) maintain shareholder accounts; (4) maintain certain books and records relating to, among other things, the issuance and redemption of fund shares, dividend records, and year-end tax statements and forms; and (5) make periodic reports to the Fund.

As compensation for the foregoing services, BNY Mellon receives certain out of pocket costs, transaction fees, and asset based fees, which are accrued daily and paid monthly by the Trust. As of the date of this Supplement, BNY has not received any compensation for its roles as administrator, custodian, and transfer agent.

Further, the first paragraph under the header “Other Investment Information about the Fund” in the Prospectus of BUY and BUYN is hereby deleted.

In addition, all other references to BBH in the Trust’s Prospectus and Statement of Additional Information not otherwise described in this Supplement are hereby replaced with references BNY Mellon.

Supplemental Information Related to COVID-19

The second and third sentences under the Risk Factor entitled “Market Risk” under the headings “Principal Risks of Investing in the Fund,” and “Additional Principal Risk Information about the Fund” in the Prospectus of each Fund are hereby deleted and replaced with the following:

These factors include events impacting a specific market segment or the entire market, including global pandemics, such as the recent outbreak of COVID-19. Aggressive measures have been taken worldwide in response to the COVID-19 pandemic by (1) governments, including closing of borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and (2) businesses, including changes to operations and reducing staff. COVID-19, together with the aggressive measures taken in response, have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has had, and any other outbreak of an infectious disease, pandemic, or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. The market value of the Fund’s portfolio holdings can be volatile and may change quickly as a result of COVID-19.

The fourth and fifth sentences under the Risk Factor entitled “Derivatives Risk” under the headings “Principal Risks of Investing in the Fund,” and “Additional Principal Risk Information about the Fund” in the Prospectus of SDCI are hereby deleted and replaced with the following:

The Fund may not be able to close out a derivative transaction at a favorable time or price, particularly during adverse market conditions or market disruptions, including periods of increased volatility. Derivatives may also be harder to value, less tax efficient, and subject to changing government regulation that could impact the Fund’s ability to use certain derivatives or their cost. Also, derivatives used to gain or limit exposure to a particular market segment may not provide the expected benefits, particularly during adverse market conditions, such as current market conditions.

The third sentence of the third paragraph under the Risk Factor entitled “Liquidity Risk” under the heading “Additional Information about Investment Risks” in the SAI of SDCI is hereby deleted and replaced with the following:

A market disruption, including a pandemic such as COVID-19, or a foreign government taking political actions that disrupt the market for its currency, its crude oil production or exports, or another major export, can also make it difficult to liquidate a position.

The following Risk Factor is hereby inserted immediately prior to the Risk Factor entitled “Credit Risk” in the SAI of BUY and BUYN:

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic. COVID-19 has resulted in numerous deaths, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines and the imposition of both local and more widespread “work from home” measures, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The ongoing spread of COVID-19 has had, and is expected to continue to have, a material adverse impact on local economies in the affected jurisdictions and also on the global economy, as cross border commercial activity and market sentiment are increasingly impacted by the outbreak and government and other measures seeking to contain its spread. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 outbreak, including significant fiscal and monetary policy changes, may affect the value, volatility, pricing and liquidity of some securities or other assets, including those held by or invested in by the Funds. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its ultimate impact on the Funds and, on the global economy, cannot be determined with certainty. The COVID-19 pandemic and its effects may last for an extended period of time, and could result in significant and continued market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in the Funds. The extent to which COVID-19 will affect the Funds and the Funds’ service providers and portfolio investments will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Given the significant economic and financial market disruptions associated with the COVID-19 pandemic, it is expected that the valuation and performance of the Funds’ investments may be impacted adversely.

The following Risk Factor is hereby inserted immediately prior to the Risk Factor entitled “Credit Risk” in the SAI of SDCI:

COVID-19 Risk. An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. In March 2020, the World Health Organization declared the COVID-19 outbreak a pandemic. COVID-19 has resulted in numerous deaths, travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines and the imposition of both local and more widespread “work from home” measures, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The ongoing spread of COVID-19 has had, and is expected to continue to have, a material adverse impact on local economies in the affected jurisdictions and also on the global economy, as cross border commercial activity and market sentiment are increasingly impacted by the outbreak and government and other measures seeking to contain its spread. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 outbreak, including significant fiscal and monetary policy changes, may affect the value, volatility, pricing and liquidity of some securities or other assets, including those held by or invested in by the Fund. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its ultimate impact on the Fund and, on the global economy, cannot be determined with certainty. The COVID-19 pandemic and its effects may last for an extended period of time, and could result in significant and continued market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. The foregoing could impair the Fund’s ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Fund’s service providers, adversely affect the value and liquidity of the Fund’s investments, and negatively impact the Fund’s performance and your investment in the Fund. The extent to which COVID-19 will affect the Fund and the Fund’s service providers and portfolio investments will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Given the significant economic and financial market disruptions associated with the COVID-19 pandemic, it is expected that the valuation and performance of the Fund’s investments may be impacted adversely.

Please retain this Supplement for future reference.